Statements of Consolidated Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Profit or loss [abstract]
Revenues	$ 12,731	$ 25,188	$ 44,808
Other income	8,701	8,528	11,637
Total revenues and other income	21,432	33,715	56,444	$ 62,565
Operating expenses
Royalty expenses	(2,739)	(2,620)	(1,777)
Research and development expenses	(76,567)	(79,227)	(78,458)
Selling, general and administrative expenses	(47,248)	(44,750)	(43,413)
Other operating income (expenses)	31	232	(99)
Total operating expenses	(126,523)	(126,366)	(123,746)	(93,549)
Operating income (loss)	(105,091)	(92,650)	(67,302)	(30,984)
Financial income	20,572	7,262	7,147
Financial expenses	(3,813)	(18,294)	(7,101)
Financial gain (loss)	16,758	(11,032)	46	8,378
Income tax	0	0	0	0
Net income (loss)	(88,333)	(103,683)	(67,255)	$ (22,606)
Attributable to shareholders of Cellectis	(78,693)	(99,368)	$ (67,255)
Attributable to non-controlling interests	$ (9,640)	$ (4,315)
Basic / Diluted net income (loss) per share attributable to shareholders of Cellectis
Basic net income (loss) per share ($ /share)	$ (1.93)	$ (2.78)	$ (1.91)
Diluted net income (loss) per share ($ /share)	$ (1.93)	$ (2.78)	$ (1.91)